Submission	Jan. 06, 2026
Submission [Line Items]
Central Index Key	0001837493
Registrant Name	Inspira Technologies OXY B.H.N. Ltd
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A